UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Agribusiness ETF
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 99.0%
Argentina: 0.3%
	13,357	Cresud S.A.	$303,471

Australia: 0.9%
	90,335	ABB Grains Ltd. #	618,490
	209,640	AWB Ltd. #	455,297
			1,073,787

Canada: 9.2%
	85,847	Potash Corp. of Saskatchewan	9,074,028
	123,583	Saskatchewan Wheat Pool, Inc. *	1,442,652
			10,516,680

China / Hong Kong: 1.8%
	2,176,100	China Agri-Industries Holdings Ltd. * #	1,484,042
	1,815,992	Pine Agritech Ltd. #	573,142
			2,057,184

Japan: 8.1%
	278,100	Komatsu Ltd #	9,258,657

Malaysia: 3.4%
	2,165,300	IOI Corp. Bhd. #	3,841,979

Mexico: 0.8%
	292,107	Gruma SA de CV (Class B)	948,076

Netherlands: 4.6%
	87,488	CNH Global N.V.	5,314,021

Norway: 4.7%
	171,129	Yara International ASA #	5,379,171

Singapore: 6.3%
	941,487	Olam International Ltd. * #	1,989,840
	2,097,985	Wilmar International Ltd. #	5,168,925
			7,158,765
Switzerland: 4.3%
	112,824	Syngenta A.G.	4,888,664

United States: 54.6%
	55,416	AGCO Corp *	2,813,470
	80,873	Agrium, Inc.	4,397,874
	150,028	Archer-Daniels-Midland Co.	4,962,926
	25,381	Aventine Renewable Energy Holdings, Inc. *	268,277
	48,394	Bunge Ltd.	5,199,935
	33,697	CF Industries Holdings Inc	2,557,939
	45,301	Corn Products International, Inc.	2,077,957
	49,200	Darling International, Inc. *	486,588
	60,081	Deere & Co.	8,917,222
	7,401	Gehl Co. *	165,264
	7,022	Lindsay Corp.	307,423
	9,975	MGP Ingredients, Inc.	102,443
	112,269	Monsanto Co.	9,625,944
	24,569	Pacific Ethanol, Inc. *	236,354
	40,290	Pilgrim's Pride Corp.	1,399,272
	81,259	Smithfield Foods Inc. *	2,559,658
	55,606	Terra Industries Inc. *	1,738,244
	10,783	The Andersons, Inc.	517,800
	175,242	The Mosaic Co. *	9,378,952
	173,860	Tyson Foods, Inc.	3,103,401
	31,447	UAP Holdings Corp.	986,178
	47,394	VeraSun Energy Corp. *	521,334
			62,324,455
Total Common Stocks
(Cost: $107,648,811)			113,064,910

Total Investments: 99.0%
(Cost: $107,648,811)			113,064,910
Other assets less liabilities: 1.0%			1,116,054
NET ASSETS: 100.0%			$114,180,964

* Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $28,769,543 which represented 25.2% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $107,648,811, and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation	$5,666,899
Gross Unrealized Depreciation	(250,800)
Net Unrealized Appreciation	$5,416,099

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Agricultural Chemicals	42.5%	$48,129,437
Agriproduct Operations	24.9	28,100,490
Agricultural Equipment	23.7	26,776,057
Livestock Operations	6.2	7,062,331
Ethanol/Biodiesel	2.7	2,996,595
	100.0%	$113,064,910

Environmental Services ETF
Schedule of Investments
September 30, 2007 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 100.8%
Canada: 3.1%
101,067	Waste Services, Inc. *		$981,361

France: 10.2%
37,947	Veolia Environnement (ADR) †		3,268,755

United States: 87.5%
245,284	Allied Waste Industries, Inc. *		3,127,371
49,341	American Ecology Corp.		1,045,536
53,695	Basin Water, Inc. * †		635,212
72,285	Calgon Carbon Corp. * †		1,009,099
50,247	Casella Waste Systems, Inc. *		630,097
21,905	Clean Harbors, Inc. *		975,211
41,846	Covanta Holding Corp. *		1,025,645
102,409	Darling International, Inc. *		1,012,825
42,447	Fuel Tech, Inc. *		937,654
18,046	Layne Christensen Co. * †		1,001,192
18,315	Metal Management, Inc.		992,673
78,444	Metalico Inc. *		714,625
35,591	Nalco Holding Co.		1,055,273
184,979	Newpark Resources, Inc. *		991,487
79,512	Pure Cycle Corp. *		700,501
99,574	Republic Services, Inc.		3,257,065
17,168	Shaw Group Inc. *		997,461
19,335	Stericycle, Inc. *		1,048,029
46,396	Tetra Tech, Inc. *		979,883
32,259	Waste Connections, Inc. *		1,024,546
34,692	Waste Industries USA Inc.		992,885
84,273	Waste Management, Inc.		3,180,463
83,549	WCA Waste Corp. *		675,076
			28,009,809

Total Common Stocks 100.8%
(Cost: $29,194,313)			32,259,925

Total Investments Before Collateral
for Securities Loaned: 100.8%
(Cost: $29,194,313)			32,259,925

Short-Term Investment Held as
Collateral for Securities Loaned: 13.1%
Bank of New York
Institutional Cash Reserve
(Cost $4,185,821)		4,185,821	$4,185,821

Total Investments: 113.9%
(Cost $33,380,134)			36,445,746
Liabilities in excess of other assets: (13.9)%			(4,432,772)
NET ASSETS: 100.0%			$32,012,974

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,125,116.
ADR	American Depositary Receipt

The aggregate cost of investments owned for Federal income tax purposes is $33,380,134, and unrealized appreciation
(depreciation) on such investments is:
Gross Unrealized Appreciation		$3,572,472
Gross Unrealized Depreciation		(506,860)
Net Unrealized Appreciation		$3,065,612

Summary of Investments by Industry	% of
Excluding Collateral for Securities Loaned	Investments	Value
Non-hazardous Waste Disposal	48.3%	$15,576,162
Water	17.5	5,659,741
Hazardous Waste Disposal	9.5	3,068,776
Alternative Waste Technologies	6.3	2,021,924
Energy-Alternate Sources	3.2	1,025,645
Miscellaneous Building & Construction	3.1	1,001,192
Engineering/R&D Services	3.1	997,461
Oil-Field Services	3.1	991,487
Environmental Consulting & Engineering	3.0	979,883
Pollution Control	2.9	937,654
	100.0%	$32,259,925

Global Alternative Energy ETF
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of Shares			Value
COMMON STOCKS: 100.8%
Austria: 4.9%
	71,071	Verbund - Oesterreichische Elektrizis A.G. #		$4,090,145

China / Hong Kong: 11.9%
	26,575	JA Solar Holdings Co. Ltd. (ADR) *		1,194,546
	34,675	LDK Solar Co. Ltd. (ADR) *		2,389,107
	99,704	Suntech Power Holdings Co. Ltd. (USD) *		3,978,190
	22,058	Trina Solar Ltd. (ADR) * †		1,256,644
	42,180	Yingli Green Energy Holding Co. Ltd. (ADR) *		1,099,633
				9,918,120

Denmark: 14.2%
	150,906	Vestas Wind Systems A/S * #		11,899,009

Germany: 18.8%
	25,189	Conergy A.G. #		2,417,395
	55,682	Nordex A.G. * #		2,709,079
	55,125	Q-Cells A.G. * #		5,613,561
	86,249	Solarworld A.G. #		4,975,458
				15,715,493

Japan: 4.8%
	119,700	Kurita Water Industries Ltd. #		4,031,413

Norway: 7.7%
	140,935	Renewable Energy Corp A.S. * #		6,449,035

Spain: 8.3%
	146,584	Gamesa Corporacion Tecnologica S.A. #		5,950,277
	41,555	Solaria Energia y Medio Ambiente S.A. * †		1,037,160
				6,987,437

United States: 30.2%
	48,769	Aventine Renewable Energy Holdings, Inc. *		515,488
	71,339	AVX Corp.		1,148,558
	94,267	Cree Inc. * †		2,931,704
	53,427	Energy Conversion Devices, Inc. * †		1,213,861
	128,054	Evergreen Solar, Inc. * †		1,143,522
	36,421	First Solar, Inc. *		4,288,208
	97,317	FuelCell Energy, Inc. * †		870,014
	60,334	Headwaters, Inc. *		897,770
	81,186	International Rectifier Corp. *		2,678,326
	32,911	Itron, Inc. *		3,063,027
	120,913	Kemet Corp. *		888,711
	19,962	Ormat Technologies, Inc.		925,039
	55,469	Pacific Ethanol, Inc. * †		533,612
	39,767	Sunpower Corp. * †		3,293,503
	77,588	VeraSun Energy Corp. * †		853,468
				25,244,811
Total Common Stocks
(Cost: $76,189,490)				84,335,463

Total Investments Before Collateral
for Securities Loaned: 100.8%
(Cost: $76,189,490)				$84,335,463

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 16.6%
Bank of New York
Institutional Cash Reserve
(Cost: $13,926,422)			13,926,422	13,926,422

Total Investments: 117.4%
(Cost: $90,115,912)				98,261,885
Liabilities in excess of other assets: (17.4)%				(14,556,443)
NET ASSETS: 100.0%				$83,705,442

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,869,609.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $48,135,372 which represented 57.5% of net assets.

ADR	American Depositary Receipt
USD	United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $90,115,912, and unrealized appreciation
(depreciation) on such investments is:
Gross Unrealized Appreciation		$10,387,931
Gross Unrealized Depreciation		(2,241,958)
Net Unrealized Appreciation		$8,145,973

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Alternative Energy Sources	83.9%	$70,757,644
Distributed Generation	1.0	870,014
Enabling Technologies	5.6	4,715,595
Energy Efficiency	3.6	3,063,027
Environmental Technologies Related to Alternative Energy	5.9	4,929,183
	100.0%	$84,335,463

Gold Miners ETF
Schedule of Investments
September 30, 2007 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 100.1%
Canada: 51.9%
869,728	Agnico-Eagle Mines Ltd. †		$43,312,454
1,574,581	Aurizon Mines Ltd. *		6,550,257
3,577,103	Barrick Gold Corp.		144,085,709
2,811,736	Crystallex International Corp. * †		8,913,203
3,696,915	Eldorado Gold Corp. * †		22,366,336
1,263,204	Gammon Lake Resources, Inc. *		14,956,335
3,129,929	Goldcorp, Inc. †		95,650,630
1,223,596	Great Basin Gold Ltd. * †		3,683,024
3,153,847	Iamgold Corp. †		27,343,854
3,289,673	Kinross Gold Corp. * †		49,279,302
522,264	Minefinders Corp. * †		5,572,557
2,341,839	Miramar Mining Corp. *		11,100,317
1,431,326	Orezone Resources, Inc. *		2,662,266
822,881	PAN American Silver Corp. * †		23,781,261
1,765,441	RIO Narcea Gold Mines Ltd. *		9,709,926
3,451,766	Yamana Gold, Inc. †		40,661,804
			509,629,235

Peru: 4.3%
888,926	Cia de Minas Buenaventura S.A. (ADR) †		42,472,884

South Africa: 15.7%
1,247,906	AngloGold Ashanti Ltd.		58,514,312
2,897,840	Gold Fields Ltd.		52,421,926
3,656,887	Harmony Gold Mining Co Ltd. * †		43,553,524
			154,489,762

United Kingdom: 5.1%
740,737	Randgold Resources Ltd. (ADR)		24,622,098
669,139	Silver Standard Resources, Inc. * †		24,952,193
			49,574,291

United States: 23.1%
631,609	Apex Silver Mines Ltd. * †		12,284,795
2,995,934	Coeur D'Alene Mines Corp. * †		11,354,590
439,737	Gold Reserve, Inc. * †		1,926,048
2,509,326	Golden Star Resources Ltd. * †		10,162,770
1,295,651	Hecla Mining Co. *		11,596,077
1,088,873	Meridian Gold, Inc. *		36,041,696
994,876	Metallica Resources, Inc. *		4,417,249
1,258,423	Nevsun Resources Ltd. *		2,202,240
2,006,380	Newmont Mining Corp.		89,745,377
1,657,898	Northern Orion Resources, Inc. *		10,660,284
2,734,985	Northgate Minerals Corp. *		7,767,357
308,402	Royal Gold, Inc. †		10,100,166
396,699	Seabridge Gold, Inc. *		11,972,376
932,701	Tanzanian Royalty Exploration Corp. *		5,493,609
344,596	Vista Gold Corp. *		1,585,142
			227,309,776

Total Common Stocks
(Cost: $917,351,510)			$983,475,948

MONEY MARKET FUND: 0.0%
Fidelity Institutional Money Market Fund -
Treasury Portfolio Class III Shares
(Cost: $473,855)		473,855	473,855

Total Investments Before Collateral
for Securities Loaned: 100.1%
(Cost: $917,825,365)			983,949,803

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 10.4%
Bank of New York
Institutional Cash Reserve
(Cost: $101,901,991)		101,901,991	101,901,991

Total Investments: 110.5%
(Cost: $1,019,727,356)			1,085,851,794
Liabilities in excess of other assets: (10.5)%			(102,982,970)
NET ASSETS: 100.0%			$982,868,824

*	Non-income producing
†	Security fully or partially on loan. Total market
	value of securities on loan is $99,406,443.
ADR	American Depositary Receipt

The aggregate cost of investments owned for Federal income tax purposes is $1,021,093,739, and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation		$90,585,936
Gross Unrealized Depreciation		(25,827,881)
Net Unrealized Appreciation		$64,758,055

Summary of Investments by Industry	% of
Excluding Collateral for Securities Loaned	Investments	Value
Gold	92.7%	$911,797,415
Silver	6.2	61,018,249
Copper	1.1	10,660,284
Money Market Fund	0.0	473,855
	100.0%	$983,949,803

Nuclear Energy ETF
Schedule of Investments
September 30, 2007 (unaudited)

	Number
	of Shares		Value
COMMON STOCKS: 100.4%
Australia: 12.2%
	347,201	Alliance Resources Ltd. * #	$446,872
	177,457	Bannerman Resources Ltd. * #	457,892
	1,542,742	Deep Yellow Ltd. * #	657,028
	177,050	Energy Resources of Australia Ltd. #	3,124,389
	440,493	Paladin Resources Ltd. * #	2,994,023
			7,680,204

Canada: 28.3%
	92,061	Aurora Energy Resources, Inc. *	1,259,967
	259,158	Denison Mines Corp. *	2,907,932
	173,679	Firs Uranium Corp. *	1,655,168
	103,696	Forsys Metals Corp. *	356,889
	94,423	Fronteer Development Group, Inc. *	983,474
	76,687	Laramide Resources Ltd. *	598,092
	245,203	Mega Uranium Ltd. *	1,164,696
	100,890	Strathmore Minerals Corp. *	272,099
	161,735	Tournigan Gold Corp. *	455,729
	253,409	UEX Corp. *	1,547,945
	390,508	Uranium One, Inc. *	5,167,737
	83,289	Uranium Participation Corp. *	958,029
	127,931	Ur-Energy, Inc. *	392,663
			17,720,420

Japan: 27.4%
	272,400	Hitachi Plant Technologies Ltd. #	1,537,381
	910,000	IHI Corp. #	2,841,231
	141,300	JGC Corp. #	2,707,701
	798,100	Kajima Corp #	2,728,930
	821,000	Mitsubishi Heavy Industries Ltd. #	5,330,640
	61,300	Taihei Dengyo Kaisha, Ltd. #	448,396
	135,900	Toshiba Plant Systems & Services Corp. #	1,311,745
	40,300	UTOC Corp. #	244,761
			17,150,785

United Kingdom: 8.4%
	454,960	British Energy Group PLC #	4,921,823
	57,396	Nufcor Uranium Ltd. *	339,113
			5,260,936

United States: 24.1%
	25,369	American Ecology Corp.	537,569
	61,466	Cameco Corp.	2,842,188
	14,184	Central Vermont Public Service Corp.	518,283
	54,090	Constellation Energy Group, Inc.	4,640,381
	61,573	Exelon Corp.	4,640,141
	72,735	Uranium Resources, Inc. *	682,982
	121,657	USEC, Inc. *	1,246,984
			15,108,528
Total Common Stocks
(Cost: $58,521,593)			62,920,873

Total Investments: 100.4%
(Cost: $58,521,593)			62,920,873
Liabilities in excess of other assets: (0.4)%			(276,180)
NET ASSETS: 100.0%			$62,644,693

* Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $29,752,812 which represented 47.5% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $58,521,593, and unrealized appreciation
(depreciation) on such investments is:
Gross Unrealized Appreciation	$5,154,043
Gross Unrealized Depreciation	(754,763)
Net Unrealized Appreciation	$4,399,280

	% of
Summary of Investments by Sector	Investments	Value
Uranium Miners	45.0%	$28,306,878
Nuclear Plant Builder	26.9	16,906,024
Nuclear Power Generation	23.4	14,720,628
Uranium Enrichment	2.0	1,246,984
Uranium Storage	1.5	958,029
Nuclear Fuel Transport	1.2%	782,330
	100.0%	$62,920,873

Russia ETF
Schedule of Investments
September 30, 2007 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 99.8%
Basic Materials: 21.0%
109,129	Evraz Group S.A. Reg S (GDR) # R	$6,894,352
53,306	JSC MMC Norilsk Nickel (ADR)	14,512,558
275,993	Magnitogorsk Iron & Steel Works Reg S (GDR) # R	4,156,648
42,659	Mechel (ADR)	2,175,609
184,271	Novolipetsk Steel (GDR) #	6,236,460
96,852	Polymetal Reg S (GDR) * R	639,223
58,611	Polyus Gold Co. (ADR) #	2,539,567
		37,154,417

Communications: 16.0%
485,184	Central Telecommunication Co.	446,369
128,502	Comstar United TeleSystems Reg S (GDR) # R	1,654,566
46,675	CTC Media, Inc. *	1,024,983
12,393	Golden Telecom, Inc.	997,513
111,790	Mobile TeleSystems OJSC (ADR)	7,748,165
270,892	North-West Telecom #	421,756
37,350	Rostelecom (ADR)	2,346,701
3,693,094	Sibirtelecom JSC #	397,791
148,352	Sistema JSFC Reg S (GDR) # R	4,927,905
9,930,767	Uralsvyazinform #	606,313
284,074	Vimpel-Communications OAO	7,681,361
		28,253,423

Consumer, Non-cyclical: 2.6%
46,479	Pharmstandard Reg S (GDR) *	897,045
13,529	Wimm-Bill-Dann Foods OJSC (ADR)	1,479,261
66,560	X5 Retail Group N.V. Reg S (GDR) * # R	2,269,199
		4,645,505

Energy: 37.0%
291,558	Gazprom Neft OAO (ADR)	6,020,673
48,718	Intergra Group Reg S (GDR) * R	757,565
172,036	LUKOIL (ADR) #	14,222,826
93,357	Novatek OAO Reg S (GDR) # R	4,880,187
315,234	OAO Gazprom (ADR) * #	13,841,923
1,599,439	Rosneft Oil Co. (GDR) #	13,584,829
120,934	Surgutneftegaz ADR #	8,281,985
33,494	Tatneft Reg S (GDR) * # R	3,671,394
		65,261,382

Financial: 15.2%
387,708	Bank VTB North-West #	639,718
151,661	PIK Group Reg S (GDR) *	4,231,342
3,412,383	Sberbank RF #	14,219,062
68,978	Sistema Hals Reg S (GDR)*	669,087
792,713	VTB Bank OJSC Reg S (GDR) *	7,094,781
		26,853,990

Industrial: 5.3%
67,105	OAO TMK Reg S (GDR) † R	2,771,436
309,833	Severstal Reg S (GDR) * † # R	6,518,600
		9,290,036

Utilities: 2.7%
12,221,566	Mosenergo TGK-3 OAO	3,074,702
10,875,581	OGK-5 OJSC # R	1,692,936
		4,767,638
Total Common Stocks
(Cost: $162,328,056)		$176,226,391

MONEY MARKET FUND: 0.2%
Fidelity Institutional Money Market Fund -
Treasury Portfolio Class III Shares
(Cost: $294,962)	294,962	294,962

Total Investments Before Collateral
for Securities Loaned: 100.0%
(Cost: $162,623,018)		176,521,353

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 2.8%
Bank of New York
Institutional Cash Reserve
(Cost: $4,868,628)	4,868,628	4,868,628

Total Investments: 102.8%
(Cost: $167,491,646)		181,389,981
Liabilities in excess of other assets: (2.8)%		(4,891,961)
NET ASSETS: 100.0%		$176,498,020

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,769,056.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $111,658,017, which represented 63.3% of net assets.

R
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $167,491,646, and unrealized appreciation
(depreciation) on such investments is:
Gross Unrealized Appreciation		$ 15,205,784
Gross Unrealized Depreciation		(1,307,449)
Net Unrealized Appreciation		$ 13,898,335

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Energy	37.0%	$65,261,382
Basic Materials	21.0	37,154,417
Communications	16.0	28,253,423
Financial	15.2	26,853,990
Industrial	5.3	9,290,036
Utilities	2.7	4,767,638
Consumer, Non-cyclical	2.6	4,645,505
Money Market Fund	0.2	294,962
	100.0%	$176,521,353

Steel ETF
Schedule of Investments
September 30, 2007 (unaudited)

Number
of Shares			Value
COMMON STOCKS: 99.6%
Brazil: 23.5%
129,682	Cia Siderurgica Nacional S.A. (ADR) †		$9,145,175
846,340	Cia Vale do Rio Doce (ADR) †		28,716,316
344,873	Gerdau S.A. (ADR) †		9,042,570
			46,904,061

Canada: 1.8%
294,071	Gerdau Ameristeel Corp.		3,514,148

Luxemburg: 3.0%
192,734	Ternium S.A. (ADR) †		6,051,848

Mexico: 0.8%
154,212	Grupo Simec SAB de CV (ADR) *		1,609,973

Netherlands: 13.8%
352,304	Arcelor Mittal †		27,606,541

Russia: 3.4%
133,386	Mechel Oao (ADR) †		6,802,686

South Korea: 9.1%
101,950	POSCO (ADR) †		18,225,601

United Kingdom: 12.5%
72,862	Rio Tinto PLC (ADR) †		25,020,811

United States: 31.7%
107,156	AK Steel Holding Corp. *		4,709,506
80,083	Allegheny Technologies, Inc.		8,805,126
21,188	AM Castle & Co.		690,729
24,830	Carpenter Technology Corp.		3,228,148
39,450	Cleveland-Cliffs, Inc.		3,470,417
115,074	Commercial Metals Co.		3,642,092
28,794	Gibraltar Industries, Inc.		532,689
10,230	L.B. Foster Co. *		444,596
24,854	Metal Management, Inc.		1,347,087
146,382	Nucor Corp.		8,705,338
10,291	Olympic Steel, Inc.		279,504
35,749	Quanex Corp.		1,679,488
73,346	Reliance Steel & Aluminum Co.		4,146,983
25,512	Ryerson, Inc.		860,775
28,393	Schnitzer Steel Industries, Inc.		2,080,923
87,171	Steel Dynamics, Inc.		4,070,886
91,895	Timken Co.		3,413,899
83,611	United States Steel Corp.		8,857,749
6,398	Universal Stainless & Alloy *		254,576
14,758	Wheeling-Pittsburgh Corp. *		284,829
77,905	Worthington Industries, Inc.		1,835,442
			63,340,782

Total Common Stocks
(Cost: $180,009,273)			199,076,451

MONEY MARKET FUND: 0.2%
Fidelity Institutional Money Market Fund -
Treasury Portfolio Class III Shares
(Cost: $352,859)		352,859	$352,859

Total Investments Before Collateral
for Securities Loaned: 99.8%
(Cost: $180,362,132)			199,429,310

SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 20.5%
Bank of New York
Institutional Cash Reserve		40,985,655	40,985,655
(Cost: $40,985,655)

Total Investments: 120.3%
(Cost: $221,347,787)			240,414,965
Liabilities in excess of other assets: (20.3)%			(40,628,830)
NET ASSETS: 100.0%			$199,786,135

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $39,821,257.
ADR	American Depositary Receipt

The aggregate cost of investments owned for Federal income tax purposes is $221,347,787, and unrealized appreciation
(depreciation) on such investments is:
Gross Unrealized Appreciation		$20,610,036
Gross Unrealized Depreciation		(1,542,858)
Net Unrealized Appreciation		$19,067,178

Summary of Investments by Sector	% of
Excluding Collateral for Securities Loaned	Investments	Value
Steel Producers	60.5%	$120,570,270
Diversified	26.9	53,737,127
Specialty Steel	6.3	12,530,119
Metal Processors & Fabricators	6.1	12,238,935
Money Market Fund	0.2	352,859
	100.0.%	$199,429,310

 See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments September 30, 2007 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Keith  J. Carlson, Chief Executive Officer, Market Vectors ETF Trust

Date: November 29, 2007

By  Bruce J. Smith,    Chief Financial Officer, Market Vectors ETF Trust

Date: November 29, 2007